CONVERSION OPTION ON CONVERTIBLE DEBT INSTRUMENTS - Narrative (Details)		3 Months Ended
	Jul. 19, 2023 tradingDay	Sep. 30, 2023 USD ($) $ / shares	May 06, 2021 $ / shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant, exercise price (in usd per share) | $ / shares		$ 2.58	$ 11.50
Weighted average share (as a percent)		20.00%
Weighted average price consecutive trading days | tradingDay	5
2023 Debenture Financing
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Transaction costs | $		$ 1,334,030
Convertible debenture
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Borrowings, interest rate (as a percent)		150.00%